Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 12,636
Rent expense	2,231	$ 2,233	$ 2,049
Other Assets
Lessee Lease Description [Line Items]
Right-of-use lease assets	10,331	11,276
Other Liabilities
Lessee Lease Description [Line Items]
Operating lease liabilities	12,636	13,736
Other Liabilities – Current
Lessee Lease Description [Line Items]
Lease liabilities current	1,779	1,706
Other Liabilities – Non-Current
Lessee Lease Description [Line Items]
Long-term lease obligations	$ 10,857	$ 12,030